SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock reflected in the condensed balance sheets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at March 31, 2024 and December 31, 2023	$ 25,030,520	$ 25,030,520	$ 25,030,520
Class A Common Stock Subject to Possible Redemption | AltC Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds			500,000,000
Class A common stock issuance costs			(26,652,125)
Redeemable convertible preferred stock, $0.0001 par value - 7,000,000 shares authorized; $25,129,945 aggregate liquidation preference; 6,585,881 shares issued and outstanding at March 31, 2024 and December 31, 2023	304,911,595	303,415,774	504,544,687
Redemptions		(215,914,673)
Remeasurement of carrying value to redemption value	$ 1,495,821	$ 14,785,760	$ 31,196,812